Exhibit 99.11

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Series Name	2024-4
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	8
Anticipated Redemption Date	06/22/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$288,686,000.00	5.21%	06/20/2029
Class A-1b	$245,918,000.00	SOFR +0.55%	06/20/2029
Class B	$40,872,000.00	5.40%	06/20/2029
Class C	$24,524,000.00	5.60%	06/20/2029

Total	$600,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	02/12/2025
Compound SOFR for Interest Period	4.33763%
Spread over Compounded SOFR	0.55%
Note Interest Rate	4.88763%
Note Balance at the beginning of the Interest Period	$245,918,000.00
Days in the Interest Period	30
Note Monthly Interest	$1,001,630.16

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Series 2024-4 Available Funds and other sources of funds
Series 2024-4 Allocation Percentage x Group One Available Funds	$41,728,136.02
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$41,728,136.02

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.50	$44.50	$0.00	$0.00	$41,728,091.52
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$41,726,841.52
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$41,726,841.52
Asset Representations Reviewer Fee	$23.37	$23.37	$0.00	$0.00	$41,726,818.15
Supplemental ARR Fee	$98.49	$98.49	$0.00	$0.00	$41,726,719.66
Servicing Fee	$462,339.46	$462,339.46	$0.00	$0.00	$41,264,380.20
Class A-1a Note Interest	$1,253,378.38	$1,253,378.38	$0.00	$0.00	$40,011,001.82
Class A-1b Note Interest	$1,001,630.16	$1,001,630.16	$0.00	$0.00	$39,009,371.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,009,371.66
Class B Note Interest	$183,924.00	$183,924.00	$0.00	$0.00	$38,825,447.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,825,447.66
Class C Note Interest	$114,445.33	$114,445.33	$0.00	$0.00	$38,711,002.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$38,711,002.33
Class R Interest	$38,711,002.33	$38,711,002.33	$0.00	$0.00	$0.00

Total	$41,728,136.02	$41,728,136.02	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b	$0.00	$0.00	$1,001,630.16	$0.00	$0.00	$1,001,630.16
Class B	$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C	$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total	$0.00	$0.00	$2,553,377.87	$0.00	$0.00	$2,553,377.87

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.34	$0.00	$4.34
Class A-1b	$1,000.00	$4.07	$0.00	$4.07
Class B	$1,000.00	$4.50	$0.00	$4.50
Class C	$1,000.00	$4.67	$0.00	$4.67

Total	$1,000.00	$4.26	$0.00	$4.26

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$288,686,000.00	1.00	$288,686,000.00	1.00
Class A-1b	$245,918,000.00	1.00	$245,918,000.00	1.00
Class B	$40,872,000.00	1.00	$40,872,000.00	1.00
Class C	$24,524,000.00	1.00	$24,524,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2024-4

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.